Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

As at December 31	Note	C$ Principal Amount	2014	2013

Canadian Dollar Denominated Debt
Revolving credit and term loan borrowings	A	$-	$-	$-
Canadian Unsecured Notes:	B
5.80% due January 18, 2018		750	647	705
		$750	647	705

U.S. Dollar Denominated Debt
Revolving credit and term loan borrowings	A		1,277	-
U.S. Unsecured Notes:	B
5.80% due May 1, 2014			-	1,000
5.90% due December 1, 2017			700	700
6.50% due May 15, 2019			500	500
3.90% due November 15, 2021			600	600
8.125% due September 15, 2030			300	300
7.20% due November 1, 2031			350	350
7.375% due November 1, 2031			500	500
6.50% due August 15, 2034			750	750
6.625% due August 15, 2037			500	500
6.50% due February 1, 2038			800	800
5.15% due November 15, 2041			400	400
			6,677	6,400
Total Principal	F		7,324	7,105

Increase in Value of Debt Acquired	C		34	40
Debt Discounts	D		(18)	(21)
Current Portion of Long-Term Debt	E		-	(1,000)
			$7,340	$6,124

Schedule Of Current Portion Of Long-Term Debt

	C$ Principal
As at December 31	Amount	2014	2013

5.80% due May 1, 2014	$-	$-	$1,000
	$-	$-	$1,000

Mandatory Debt Payments

	C$ Principal	US$ Principal	Total US$
As at December 31	Amount	Amount	Equivalent

2015	$-	-	-
2016	-	-	-
2017	-	700	700
2018	750	1,277	1,924
2019	-	500	500
Thereafter	-	4,200	4,200
Total	$750	$6,677	$7,324